CONCENTRATION OF RISKS (Significance of Service Fees Received from Lottery Administration Centers) (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2015 USD ($)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2014 CNY (¥)	Dec. 31, 2013 CNY (¥)
Concentration Risk [Line Items]
Net revenue recognized from service fees	$ 15,368	¥ 99,552	¥ 579,717	¥ 259,534
Service Fees [Member] | Concentration of suppliers [Member] | Lottery administration center A [Member]
Concentration Risk [Line Items]
Net revenue recognized from service fees	7,453	48,277	260,096	169,474
Service Fees [Member] | Concentration of suppliers [Member] | Lottery administration center B [Member]
Concentration Risk [Line Items]
Net revenue recognized from service fees	5,643	36,552	198,549	75,212
Service Fees [Member] | Concentration of suppliers [Member] | Lottery administration center C [Member]
Concentration Risk [Line Items]
Net revenue recognized from service fees	$ 1,736	¥ 11,245	¥ 121,628	¥ 45,231